Income taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [abstract]
Income taxes

22. Income taxes

The components of income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Current income tax expense	$1,659	$408
Deferred income tax expense	299	260

Income tax expense	$1,958	$668

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Tax recovery at statutory rates	$(8,555)	$(2,744)
Mexican mining royalty	128	668
Impact of foreign tax rates	(388)	(107)
Non-deductible expenses	2,741	927
Losses not recognized	8,032	1,924

Income tax expense	$1,958	$668

The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Alternative minimum tax credits	$343	$626
Provisions and reserves	2,101	—
Net operating losses	4,230	742

Total deferred tax assets	6,674	1,368
Property, plant and equipment	(6,331)	(742)

Net deferred tax assets	$343	$626

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Property, plant and equipment	$851	$878
Other	329	607

Total deferred tax liabilities	1,180	1,485
Provisions and reserves	(430)	(353)

Net deferred tax liabilities	$750	$1,132

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2019	2018
Property, plant and equipment	$19,288	$5,600
Mexican tax losses (expiring in 2023 - 2029)	25,599	29,476
Canadian tax losses (expiring in 2027 - 2039)	19,051	34,053
U.S. tax losses (expiring in 2020 - 2037)	31,956	31,159
U.S. tax losses (no expiry)	20,779	6,802
Provisions and other	29,207	26,479
Deferred Mexican mining royalty	750	1,838

	$146,630	$135,407